Warrants - Schedule of Stock Warrants Outstanding (Details) - Warrant [Member]	3 Months Ended
Apr. 30, 2021 $ / shares shares
Warrants [Line Items]
Number of warrants, Outstanding | shares	400,166
Number of warrants, Issued | shares	55,115
Number of warrants, Expired | shares
Number of warrants, Exercised | shares	(6,000)
Number of warrants, Outstanding | shares	449,281
Number of warrants, Exercisable | shares	449,281
Weighted average exercise price, Outstanding | $ / shares	$ 2.155
Weighted average exercise price, Issued | $ / shares	1.524
Weighted average exercise price, Expired | $ / shares
Weighted average exercise price, Exercised | $ / shares	0.350
Weighted average exercise price, Outstanding | $ / shares	2.101
Weighted average exercise price, Exercisable | $ / shares	$ 2.101